CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
Dec. 31, 2011
Cash flows from operating activities
Net income	$ 10,833,215
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	19,214,069
Gain on disposal of property and equipment	(441,524)
Stock-based compensation	483,769
Deferred income taxes	2,469,953
Changes in operating assets and liabilities
Trade accounts receivable	(2,442,223)
Cost and estimated earnings in excess of billings on uncompleted contracts	(589,429)
Prepaid expenses and other	2,326,499
Prepaid federal and state income tax	1,145,437
Other assets	(18,035)
Trade accounts payable	2,763,004
Accrued liabilities	823,278
Billings in excess of cost and estimated earnings on uncompleted contracts	(4,550,293)
Federal and state income tax payable	2,156,447
Net cash provided by operating activities	34,174,167
Cash flows from investing activities
Capital expenditures	(22,011,503)
Proceeds from sale of property and equipment	740,658
Net cash used in investing activities	(21,270,845)
Cash flows from financing activities
Principal payments on notes payable	(9,006,101)
Principal payments on capital lease obligations	(1,348,164)
Proceeds from exercise of stock options	181,505
Purchase of treasury shares	(71)
Net cash used in financing activities	(10,172,831)
Net increase in cash and cash equivalents	2,730,491
Effect of exchange rates on cash	(57,435)
Cash and cash equivalents at beginning of year	13,072,503
Cash and cash equivalents at end of year	15,745,559
Supplemental cash flow information
Interest paid	784,425
Income taxes paid	774,136
Noncash investing and financing activities
Capital lease obligations incurred	1,953,263
Financed equipment purchase	6,765,619
Financed insurance premiums	2,336,121
Restricted stock awards to employees, net of cancellations	101,475
Stock awards to employees	$ 225,000